Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Income Taxes

Income taxes	Current assets		Current liabilities		Non-current liabilities
	12.31.2018	12.31.2017	12.31.2018	12.31.2017	12.31.2018	12.31.2017
Taxes in Brazil
Income taxes	733	442	66	39	-	-
Income taxes - Tax settlement programs	-	-	56	228	552	671
	733	442	122	267	552	671
Taxes abroad	6	37	89	32	-	-
Total	739	479	211	299	552	671

Summary of Other Taxes

Other taxes	Current assets		Non-current assets		Current liabilities		Non-current	liabilities (*)
	12.31.2018	12.31.2017	12.31.2018	12.31.2017	12.31.2018	12.31.2017	12.31.2018	12.31.2017
Taxes in Brazil
Current / Deferred ICMS (VAT)	781	934	700	707	922	1,021	-	-
Current / Deferred PIS and COFINS	442	820	2,668	2,282	309	820	-	-
CIDE	22	14	-	-	50	104	-	-
Production taxes	-	-	-	-	1,757	1,605	-	-
Withholding income taxes	-	-	-	-	308	157	-	-

Tax Settlement Program (**)	-	-	-	-	2	648	-	-
Others	36	170	158	72	184	165	107	86
Total in Brazil	1,281	1,938	3,526	3,061	3,532	4,520	107	86
Taxes abroad	15	20	14	14	24	28	-	-
Total	1,296	1,958	3,540	3,075	3,556	4,548	107	86

(*) Other non-current taxes are classified as other non-current liabilities.

(**) It includes the amount of US$ 2 relating to refinancing program (REFIS) from previous periods.

Summary of Settlement of Tax Disputes

The settlement of disputes involving Brazilian Federal Tax Authorities, Brazilian Federal Agencies and similar bodies reduced tax disputes amounting to US$ 11,552 as shown below:

Provisional measures	Signed into law	Brazilian federal settlement programs	Disputes	Amount of relief	Debts

766/17	-	Tax Settlement Program - PRT (*)	502	–	502

783/17	13496/17	Special Tax Settlement Program - PERT	2,203	1,001	1,202

780/17	13494/17	Non-Tax Debts Settlement Program - PRD	340	113	227

795/17	13586/17	Withholding income tax on remittances for payment of charter of vessels	8,507	7,976	531
			11,552	9,090	2,462

(*) Benefit of using tax loss carryforwards to settle 80% of the debt.

Summary of Tax Liabilities Presented in Consolidated Statements of Financial Position

The Company settled a portion of the balance of the respective liabilities during 2017 in accordance with the terms of the programs and, at December 31, 2017, their outstanding amounts totaled US$ 1,545. During 2018, the Company settled a significant part of the balance of respective liabilities carried on the statement of financial position as presented in the table below:

	12.31.2017	Payments	Use of tax loss carryforwards	Inflation indexation	Others	CTA	12.31.2018
PRT
Income taxes	153	–	(136)	–	–	(16)	1
Other taxes	–	–	–	–	–	–	–
Total	153	–	(136)	–	–	(16)	1
PERT
Income taxes	744	(56)	–	43	(17)	(107)	607
Others taxes	40	(60)	–	2	16	2	–
	784	(116)	–	45	(1)	(105)	607
PRD
Production taxes	87	(95)	–	2	5	1	–
Law 13.586/17
Withholding income tax	521	(500)	–	17	13	(51)	–
Total	1,545	(711)	(136)	64	17	(171)	608
Current	874						56
Non-current	671						552

Summary of Outstanding Amount of Settlement Year
The following table presents the settlement years of the outstanding amounts under these programs:
	2019	2020	2021	2022	2023	2024 onwards	Total
PRT	1	–	–	–	–	–	1
PERT	55	55	55	55	55	332	607
Total	56	55	55	55	55	332	608

Schedule of Impacts of Tax Settlement Programs within Statement of Income of 2017
21.2.5.	Impacts of the tax settlement programs within statement of income of 2017

	PRT	PERT	PRD	Law 13,586/17	Total
Cost of sales	–	–	(131)	–	(131)
Other taxes	(169)	(366)	(25)	(323)	(883)
Finance expenses	(249)	(309)	(71)	(208)	(837)
Income taxes - notice of deficiency	(98)	(565)	–	–	(663)
Total - after reliefs	(516)	(1,240)	(227)	(531)	(2,514)
Impacts of PIS/COFINS on settlement programs	–	(69)	(7)	–	(76)
Income taxes - deductible expenses	(51)	192	70	180	391
Other income and expenses - reversal of provision	485	11	–	–	496
Total	(82)	(1,106)	(164)	(351)	(1,703)
Income taxes - reversal of unused tax losses from 2012 to 2017	–	(711)	–	–	(711)
Impacts within the statement of income (before Indexation charges)	(82)	(1,817)	(164)	(351)	(2,414)
Indexation charges	–	(22)	–	–	(22)
Impacts within the statement of income	(82)	(1,839)	(164)	(351)	(2,436)

Summary of Tax Disputes by Joining States Amnesty Settlement Programs

In accordance with its current corporate governance process and following cost-benefit analysis, the Company elected, during the year ended December 31, 2018, to settle in cash VAT (ICMS) tax disputes by joining states amnesty settlement programs and taking advance of their reliefs, as shown below:

State	State Law/Decree n°	Benefits received	Disputes	Reduction Benefit	Amount to be paid after benefit (*)

TO	3.346/18	Reduction of 90% of debts from fines and interest.	5	(3)	2

RN	27.679/18 and 10.341/18	Reduction of 95% of fines, 80% of the interest and 50% of Vat tax forgiveness	205	(175)	30

SE	8.458/18	Reduction of 90% of fines and interest	252	(219)	33

MT	10.433/16 and 1.630/18	Reduction of 75% of interest, fines and penalties.	104	(48)	56

BA	14.016/18	Reduction of 90% of fines and interest	269	(199)	70

RJ	182/18	Reduction of 50% of interest and 70% or 85% of the fines related to ICMS, with the respective charges.	376	(185)	191

RS	54.346/2018	Reduction of up to 85% and 40% over fines and interest, respectvely.	1	–	1
			1,212	(829)	383

(*) Amounts recognized in other taxes (US$ 289) and financial expenses (US$ 94).

Summary of the Changes in the Deferred Income Taxes
a)	The changes in the deferred income taxes are presented as follows:

Income taxes in Brazil comprise corporate income tax (IRPJ) and social contribution on net income (CSLL). Brazilian statutory corporate tax rates are 25% and 9%, respectively.

	Property, Plant and Equipment

	Exploration and decommissioning costs	Others (*)	Loans, trade and other receivables / payables and financing	Finance leases	Provision for legal proceedings	Tax losses	Inventories	Employee Benefits	Others	Total
Balance at January 1, 2017	(11,205)	937	3,512	(90)	1,128	6,040	429	3,009	284	4,044
Recognized in the statement of income for the year	363	(1,292)	(1,099)	(64)	1,134	278	130	(4)	139	(415)
Recognized in shareholders’ equity (**)	-	-	(887)	-	-	(69)	-	(273)	9	(1,220)
Cumulative translation adjustment	150	45	34	4	(40)	(67)	(6)	(34)	(11)	75
Use of tax credits	-	-	-	-	-	(271)	-	-	-	(271)
Others	-	(188)	(16)	20	(21)	120	16	(10)	108	29
Balance at December 31, 2017	(10,692)	(498)	1,544	(130)	2,201	6,031	569	2,688	529	2,242
Initial application of IFRS 9	-	-	117	-	-	-	-	-	5	122
Balance at January 1, 2018	(10,692)	(498)	1,661	(130)	2,201	6,031	569	2,688	534	2,364
Recognized in the statement of income for the period	2,048	(1,109)	(1,509)	(134)	208	(244)	(49)	192	(167)	(764)
Recognized in shareholders’ equity (**)	-	-	1,916	-	-	-	-	(119)	2	1,799
Cumulative translation adjustment	1,397	205	(260)	28	(345)	(668)	(65)	(417)	(34)	(159)
Use of tax credits	-	-	-	-	-	(1,117)	-	-	(105)	(1,222)
Others	-	(26)	18	89	2	15	-	11	(101)	8
Balance at December 31, 2018	(7,247)	(1,428)	1,826	(147)	2,066	4,017	455	2,355	129	2,026
Deferred tax assets										3,438
Deferred tax liabilities										(1,196)
Balance at December 31, 2017										2,242
Deferred tax assets										2,680
Deferred tax liabilities										(654)
Balance at December 31, 2018										2,026

(*) It mainly includes impairment adjustments and capitalized borrowing costs.

(**) The amounts presented as Loans, trade and other receivables/payables and financing relate to the tax effect on exchange rate variation recognized within other comprehensive income (cash flow hedge accounting) as set out in note 34.2.

Summary of Estimated Schedule of Recovery/Reversal of Net Deferred Tax Assets (Liabilities) Recoverable (Payable)

The estimated schedule of recovery/reversal of net deferred tax assets (liabilities) recoverable (payable) as of December 31, 2018 is set out in the following table:

	Assets	Liabilities
2019	268	(89)
2020	386	(63)
2021	464	(21)
2022	495	27
2023	521	322
2024 and thereafter	546	478
Recognized deferred tax assets	2,680	654
Brazil	3	-
Abroad	1,472	-
Unrecognized deferred tax assets	1,475	-
Total	4,155	654

Summary of Aging of the Unrecognized Tax Carryforwards

An aging of the unrecognized tax carryforwards, from companies abroad is set out below:

Unrecognized deferred tax assets
2020	14
2021	36
2022	1
2023	13
2024	9
2025	4
2026	68
2027	78
2028	88
2029	97
2030 and thereafter	1,064
Total	1,472

Summary of Reconciliation between Statutory Tax Rate and Effective Tax Expense Rate

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	Reclassified
	2018	2017	2016
Net income before income taxes	10,827	1,507	(3,493)
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(3,681)	(513)	1,079
· Tax benefits from the deduction of interest on capital distribution (*)	553	(53)	(83)
· Different jurisdictional tax rates for companies abroad	355	669	(157)
. Brazilian income taxes on income of companies incorporated outside Brazil (**)	(41)	(70)	(319)

· Tax incentives	74	168	46
· Tax loss carryforwards (unrecognized tax losses)	(484)	(146)	(265)
· Non-taxable income (non-deductible expenses), net (***)	(780)	(454)	(856)
· Tax settlement programs (****)	-	(1,373)	-
· Agreement with US authorities	(293)	-	-
· Others	41	75	(220)
Income taxes expense	(4,256)	(1,697)	(775)
Deferred income taxes	(370)	(400)	906
Current income taxes	(3,886)	(1,297)	(1,681)
Total	(4,256)	(1,697)	(775)

Effective tax rate of income taxes	39.3%	112.6%	(22.2%)

(*) It includes amounts received from non-consolidated companies, as well as paid to non-controlling interests.

(**) It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.

(***) It includes results in equity-accounted investments and expenses relating to health care plan.

(****) Income taxes in the scope of PRT and PERT and reversals of losses carry forwards from 2012 to 2017.